Debt - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
		Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Repayments of debt	[1]		$ 936,896	$ 398,316
Secured Debt | Hilli Lessor VIE
Debt Instrument [Line Items]
Debt instrument, face amount		$ 840,000
Long-term debt, term		10 years
Affiliated Entity | Secured Debt | Hilli Lessor VIE
Debt Instrument [Line Items]
Debt instrument, face amount			120,000
Affiliated Entity | Hilli / CSSC | FLNG Hilli facility
Debt Instrument [Line Items]
Repayments of debt		$ 640,000
Variable Interest Entity, Primary Beneficiary | Affiliated Entity | Hilli / CSSC | FLNG Hilli facility
Debt Instrument [Line Items]
Debt instrument, face amount			$ 960,000

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.